Exhibit 3

Part II: Activities of the Broker-Dealer Operator and its Affiliates Item 1: Broker-Dealer Operator Trading Activities on the ATS a. Are business units of the Broker-Dealer Operator permitted to enter or direct the entry of orders and trading interest (e.g., quotes, conditional orders, or indications of interest) into the NMS Stock ATS? Yes X No X If yes, name and describe each type of business unit of the Broker-Dealer Operator that enters or directs the entry of orders and trading interest into the ATS (e.g., NMS Stock ATS, type of trading desks, market maker, sales or client desk) and, for each business unit, provide the applicable MPID and list the capacity of its orders and trading interest (e.g., principal, agency, riskless principal). BIDS Trading, L.P., the Broker-Dealer Operator (MPID: BIDS) enters principal trading interest into the ATS in certain circumstances described in Part III, Items 8(c), 8(e) and 11(c) below. b. If yes to Item 1(a), are the services that the NMS Stock ATS offers and provides to the business units required to be identified in Item 1(a) the same for all Subscribers? Yes X No If no, explain any differences in response to the applicable Item number in Part III of this form, as required, and list the applicable Item number here. If there are differences that are not applicable to Part III, explain those differences here. c. Are there any formal or informal arrangements with any of the business units required to be identified in Item 1(a) to provide orders or trading interest to the NMS Stock ATS (e.g., undertaking to buy or sell continuously, or to meet specified thresholds of trading or quoting activity)? Yes No X If yes, identify the business unit and respond to the request in Part III, Item 12 of this form. d. Can orders and trading interest in the NMS Stock ATS be routed to a Trading Center operated or controlled by the Broker-Dealer Operator? Yes No X If yes, respond to request in Part III, Item 16 of this form. * * * * *

- 2 - Part III: Manner of Operation Item 1: Types of ATS Subscribers Select the type(s) of Subscribers that can use the NMS Stock ATS services: Investment Companies Retail Investors Issuers X Brokers NMS Stock ATSs Asset Managers Principal Trading Firms Hedge Funds Market Makers Banks X Dealers Other * * * * * Item 7: Protection of Confidential Trading Information a. Describe the written safeguards and written procedures to protect the confidential trading information of Subscribers to the NMS Stock ATS, including: i. written standards controlling employees of the ATS that trade for employees’ accounts; and ii. written oversight procedures to ensure that the safeguards and procedures described above are implemented and followed. * * * * * EMPLOYEE ACCESS SAFEGUARDS A. Employee Access Safeguards BIDS strictly limits the employees that may access the live BIDS ATS production networks, databases, servers, and ATS applications (collectively, the “BIDS Systems”) and data to those employees that must have such access to perform their jobs. BIDS enforces these protections by implementing access controls around the BIDS Systems. Permitted employees can only access these BIDS Systems through a secure authentication process. 1. Access Controls: a. Access to BIDS Systems and data is restricted to authorized employees based on job responsibility and approved in advance by management. BIDS management regularly reviews access rights to BIDS Systems.

- 3 - b. Data in the BIDS ATS is partitioned by Participant and Trader. BIDS management regularly reviews and tests access control rules in the BIDS ATS. 2. Authentication: a. Individual employee access must be authenticated and is reviewed by BIDS management. b. Credentials for and access by administrative users are securely maintained and reviewed regularly by BIDS management. c. BIDS network services (e.g., BIDS ATS, BIDS Windows Active Directory) automatically enforce password complexity and password aging rules for access. d. BIDS requires multi-factor authentication for remote access by employees through secure VPN tunnels. 3. Logging: a. Firm orders, Conditionals, trades and application configuration changes in the BIDS Systems are time-stamped and recorded in logs. b. Clocks on BIDS Systems devices are synchronized using Precision Time Protocol (“PTP”) to ensure that timestamps are accurate and consistent. PTP is an industry standard protocol used to synchronize computer clocks with a high degree of accuracy. c. Ad hoc queries and ad hoc changes made to the BIDS ATS database are logged and reviewed on a regular basis by BIDS management. B. Trading by Employees Other than operating the BIDS ATS as described in this Form ATS-N, BIDS does not engage in trading and, as a result, does not have employees responsible for trading activities. BIDS does, however, permit employees to maintain personal investment accounts with third party brokers. Employees are required to disclose to BIDS all personal trading accounts controlled by the employee (and other related accounts as set forth in BIDS’ policiesi , collectively “outside accounts”) and provide BIDS with access to trading confirmations and account statements for these outside accounts. With access to this information, the firm’s compliance department reviews and monitors trading by all employees. Employees must request and receive prior compliance approval for all transactions in covered securities (i.e., securities eligible to be traded on the BIDS ATS) for themselves or in their outside accounts. Employee accounts also include accounts of the employee’s spouse, partner, minor children and other members of the employee’s household and any account in which the employee has an interest or has the power, directly or indirectly, to make or influence investment decisions (any person who is supported, directly or indirectly, to a material extent by the employee).

- 4 - As part of the employee trading review, the compliance department compares the requested transactions to activity on the BIDS ATS at the time of the request to verify that recent transactions on the BIDS ATS and confidential information available to the BIDS ATS does not appear in conflict with the employee trade request. Any appearance of potential conflict would cause denial of the trade request and an investigation of whether any conflict exists. In addition to prior approval, employees must hold positions in covered securities for a minimum of 30 days, with certain limited exceptions. SYSTEM SAFEGUARDS In addition to internal controls, BIDS has established rigorous safeguards designed to protect the BIDS Systems and the Confidential Data processed by the systems from external threats, as set forth below. A. Physical Security The BIDS Systems are hosted in Equinix data centers and subject to high security standards, including video surveillance, 24x7 armed security, and multi-factor physical access. The physical and operational security controls at these data centers are assessed by independent third parties annually. The facilities maintain multiple backup power systems to help ensure 1 Employee accounts also include accounts of the employee's spouse, partner, minor children and other members of the employee's household and any account in which the employee has an interest or has the power, directly or indirectly, to make or influence investment decisions (any person who is supported, directly or indirectly, to a material extent by the employee). continuous operation in the event of electrical power failure. B. Network Security Participants access the BIDS ATS through point-to-point network cross connects, managed private networks, or over secure Internet connections. Data in transit over the Internet is encrypted. In addition, BIDS employs firewalls to isolate the BIDS Systems from the Internet. C. Network Monitoring BIDS forwards BIDS Systems, network, and application logs to a secure, write-once log aggregation system for analysis and alerting for BIDS engineering, IT and operations staff. BIDS monitors and protects its networks using a security intrusion detection system (IDS) and intrusion prevention system (IPS) on a 24x7x365 basis. D. Web Access and Email BIDS has in place an enterprise Data Loss/Threat Prevention (DLP/DTP) solution and web proxies to monitor and filter outbound email and web traffic from inside BIDS networks. BIDS uses an email gateway service to filter all inbound email. Participants can request encrypted emails through bi-directional enforced transport layer security (TLS) connections.

- 5 - E. Vulnerability Management BIDS scans all BIDS networks on a regular basis for vulnerabilities. The results of scanning are reviewed by BIDS engineering, IT and BIDS management. If issues are identified, remediation activities are scheduled and undertaken. Firewall patches are applied on a regular basis, based on vulnerability severity and operational risk considerations. F. Risk Management BIDS maintains an organization-wide operational risk management program that includes ongoing assessments of strategic, environmental, financial, compliance, security and operational risks. This risk management program is subject to ongoing review and update by BIDS management, including a review of any operational and security incidents, vulnerability management programs, penetration tests and other assessments, and the status of control programs. G. Third-Party Supplier Management BIDS performs risk-based reviews (by legal, compliance and management) of third-party supplier relationships at the time of engagement and on an annual basis. The initial review includes consideration of the service levels to be performed, potential strategic risk, and the security and confidentiality controls of the supplier. In addition, BIDS may require a non-disclosure agreement or similar provisions as part of a third-party supplier relationship. On an annual basis, BIDS operations and compliance reviews third-party suppliers. As part of this annual review, BIDS operations and compliance identify critical suppliers and review their security and confidentiality controls. The results of this annual review are recorded and approved by BIDS management. H. Incident Response BIDS maintains a cyber security incident response program which involves BIDS ATS operations, engineering, IT, compliance and legal staff, and BIDS management. A Computer Security Incident Response Plan (“CSIRP”) lays out clear procedures and responsibilities for handling of security incidents including the loss or theft of Confidential Data, and violations of security protocols. BIDS management reviews and tests the CSIRP at least annually. I. Security Assessments and Audits Existing security controls (including those described in this Part II, Item 7) are reviewed and tested by BIDS management on a regular basis, including scheduled vulnerability scanning and penetration testing, operational and security checks, quarterly and annual BIDS management reviews, and ad hoc checks. The results of these reviews are retained for internal control and audit purposes. In addition to BIDS management and BIDS compliance reviews, BIDS contracts with third party providers to conduct security tests, audits, and assessments, including the following:

- 6 - 1. Network penetration/vulnerability testing (at least annually) 2. Application penetration testing (at least annually) 3. Annual IT control audit 4. Annual SOC 2 Type II assessment of BIDS ATS security and confidentiality controls The results of these tests, audits, and assessments are reviewed with BIDS management. * * * * * Item 8: Order Sizes * * * * * c. Does the NMS Stock ATS accept or execute odd-lot orders? Yes X No If yes, specify any odd-lot order requirements and related handling procedures (e.g., odd lot treated the same as round lot). A BIDS Trader User may submit an odd-lot Firm order for approval to execute the odd-lot balance of an OMS/EMS parent order (same symbol and same side) that has traded in the BIDS ATS on the current trading day on Firm orders submitted by that BIDS Trader User. The BIDS ATS will, in its discretion, either approve and execute this odd-lot Firm order at the last trade price by the BIDS Trader User for that symbol and side or reject it. The BIDS ATS may not approve an odd-lot Firm order if, for example, there was not a previous execution for the BIDS Trader User on the BIDS ATS in that symbol on the same side on the same day or may reject an odd-lot Firm order based on its consideration of the number or frequency of requests to execute odd lots. If the odd-lot Firm order is approved, BIDS takes the contra side of the order in a principal capacity and fills the trade on the BIDS ATS at the last trade price by the BIDS Trader User. BIDS sends this odd-lot trade to BOFA Securities, Inc. (“BOFA”) for clearance and settlement. Because execution of an odd-lot Firm order does not involve two SponsorsSubscribers (i.e., there is not an offsetting Firm order from another SponsorSubscriber against which the odd-lot Firm order crossed), this creates a position for BIDS within its odd-lotfacilitation account at BOFA because the BIDS ATS executed the odd-lot with only one SponsorSubscriber. BIDS then sends out a market order to trade out of this position through the BOFA FIX connection. BOFA will report this fill to the clearing arm which will then flatten out the position that had been created. * * * * *

- 7 - e. Does the NMS Stock ATS accept or execute mixed-lot orders? Yes X No If yes, specify any mixed lot order requirements and related handling procedures (e.g., mixed lot treated the same as round lot). For Sponsored Firms, mixedMixed lots entered into the BIDS ATS participate in the matching process with the same order interaction priorities as round lots. The BIDS ATS will match a mixed lot with a round-lot or another mixed lot. AnyFor BIDS Trader Users, any remaining odd lot (the “tag-end”) associated with a mixed lot may eitherexecution will be cancelled by the BIDS ATS or auto-filled usingif the Trader’s order fully fills the last fill price tocontra-party’s available shares. If the extent thattag-end is auto-filled, BIDS takes the Trader has set that ascontra side position of the order in a preferenceprincipal capacity and fills the trade on the BIDS ATS at the execution price of the associated order. If the Trader has elected to auto-fill the tag-end, BIDS sends the odd-lot trade to BOFA for clearance and settlement. Because execution of the tag-end does not involve two SponsorsSubscribers (i.e., there is not an offsetting Firm order from another SponsorSubscriber against which the odd-lot Firm order can cross), this creates a position for BIDS within its odd-lotfacilitation account at BOFA because the BIDS ATS executed the odd-lot with only one Sponsor.Subscriber. Accordingly, BIDS then sends out a market order to trade out of this position through the BOFA Securities FIX connection. BOFA will report this fill to the clearing arm which will then flatten out the position that had been created. The rules involving mixed-lot orders apply equally to all Sponsored Firms. Only TradersBIDS Trader Users with Sponsored Firms may elect to auto-fill a tag-end; this. The auto-fill functionality is not available to Subscribers or trading algorithms of Sponsored Firms, and BIDS cancels tag-ends remaining after executions for Subscribers or trading algorithms of Sponsored Firms. * * * * * Item 11: Trading Services, Facilities and Rules * * * * * c. Explain the established, non-discretionary rules and procedures of the NMS Stock ATS, including order interaction rules for the priority, pricing methodologies, allocation, matching, and execution of orders and trading interest, and other procedures governing trading, such as price improvement functionality, price protection mechanisms, short sales, locked-crossed markets, the handling of execution errors, and the time-stamping of orders and executions.

- 8 - The BIDS ATS matches Firm orders and Conditionals based on the pricing methodologies, Firm order and Conditional attributes, and priority rules set forth below. AIOIs are bi-laterally negotiated and neither the AIOI message nor the response interact with other Firm orders or Conditionals in the BIDS ATS order book. AIOI acceptances only interact with the initiating AIOI message. Continuous Matching Open Firm orders and Conditionals that are already entered into the BIDS ATS are referred to as “passive.” A new Firm order or Conditional entering the BIDS ATS book that is matchable against one or more of those passive Firm orders or Conditionals is called “aggressive.” The fill priority in the BIDS ATS is determined by the aggressive Firm order or Conditional. Traders may select “price/volume/time” or “volume/price/time” fill priorities with the default as price/volume/time. Where the fill priority of the aggressive Firm order or Conditional is “price/volume/time”, the matching sequence is the best price, and then volume and then time, except that a Sponsored Firm’s passive Firm order or Conditional will have priority in the matching sequence over Subscribers’ passive Firm orders or Conditionals at the same price. If the fill priority of the aggressive Firm order or Conditional is “volume/price/time”, then the matching sequence is highest volume, and then price and then time. In all cases, the fill priorities of the passive Firm orders or Conditionals are not taken into consideration. As discussed below and in Part III, Item 7, certain Firm orders and Conditionals may use Intra-firm Priority to designate a specified source as part of its priority designation. Aggressive Firm orders and Conditionals engage in the following matching sequences: 1. A Firm order goes through: (i) the automatching cycle, then (ii) the invitation cycle. a. The automatching cycle compares the aggressive Firm order with passive Firm orders. b. The invitation cycle compares the Firm order with passive Conditionals, which require an invitation and firm-up for execution. 2. A Conditional only goes through the invitation cycle. a. The invitation cycle compares the Conditional with passive Firm orders as well as Conditionals. Following an automatch, a Firm order that has remaining unexecuted volume that is greater than the Firm order’s minimum volume setting will remain eligible for execution at that remaining volume with the original minimum volume. Otherwise, the BIDS ATS will set the minimum volume to the unexecuted volume or cancel the Firm order, based on the default setting established by the Trader.

- 9 - At any time that a Firm order or Conditional (or the portion of its volume) is tied to an invitation, the volume tied to the invitation is committed to the intended contra. As a result, that Firm order or Conditional (or the portion of its volume that is committed) is not eligible to trade/interact with other contras while the invitation is active. For example, a Firm order that has an outstanding invitation to a Conditional cannot automatch with another contra Firm order that is placed in the BIDS ATS while the invitation is pending. Any Firm orders or Conditionals not subject to an outstanding invitation continue to be available for the matching and trading process. Invitations and trades can also occur between two resting Firm orders or Conditionals. For example, a Firm order to buy and a Firm order to sell can be resting on the BIDS ATS order book with pricing terms that would match at a price outside of the current NBBO, but these two Firm orders are not permitted to match on the BIDS ATS because they are outside the NBBO. If the NBBO subsequently moves to a level that would permit the two Firm orders to match, then a trade can occur. In this case, there was no “aggressive” Firm order, and the BIDS ATS performs the same trading and invitation process as for Opening and Re-opening. Dual Conditional Treatment As discussed in Part III, Item 9, the BIDS ATS supports “Dual Conditionals” in its matching process. Where a Dual Conditional has aggressive status, it goes through the invitation cycle once using its AFU terms. If it is not involved in an invitation, the Dual Conditional will go through the cycles a second time, using its RFU terms. If a Dual Conditional is passive, its priority relative to other passive Firm orders and Conditionals is dictated by its AFU terms. Once it is selected to interact with the aggressive Firm order or Conditional but fails to create an invitation, it is re-prioritized against the remaining passive Firm orders and Conditionals using its RFU terms and has the chance to interact with the same aggressive Firm order or Conditional a second time. NBBO Validation The BIDS ATS screens the NBBO immediately prior to allowing the trading and/or invitation cycles to proceed for the following: 1. Crossed market - if the NBBO is crossed, then the BIDS ATS does not permit executions or invitations in the symbol. 2. Locked market - if the NBBO is locked, then the BIDS ATS will not (i) execute a trade if a Trader on either side of the potential trade has disabled trading at locked markets or (ii) create invitations. Traders have the option of setting their trading preference to prohibit trading in locked markets.

- 10 - 3. Wide spread - if the spread of the SIP NBBO exceeds the pre-set maximum spread permitted by the BIDS ATS, no trading nor invitation will occur. BIDS establishes a maximum spread that applies to all securities eligible to trade on the BIDS ATS. BIDS may adjust the permitted maximum spread at any time at its discretion without notifying the Participants. As described in Part III, Item 9, BIDS Trader provides messaging capabilities that allow for bi-lateral negotiation and executions resulting from AIOI messaging. Any resulting trades may execute at, within, or outside the NBBO as agreed to by both parties to the trade. Executions outside the NBBO would initiate an ISO. (See Part III, Items 9 and 23.) Tradeable Price The BIDS ATS makes all pricing determinations with reference to the NBBO calculated in accordance with the description in Part III, Item 23 below. In a single transaction, using the NBBO at the time and the Firm order and Conditional requirements, Firm orders and Conditionals considered for automatching and/or invitation are affixed a “tradeable price” for the scope of that transaction. To establish the tradeable price, the BIDS ATS reviews the pricing terms (limit price, if present, Price Protection (i.e., peg type), and peg offset) of the Firm order or Conditional and determines the most aggressive price (i.e., the highest price for buy Firm orders and Conditionals and the lowest price for sell Firm orders and Conditionals) at which it would trade. The resulting price is the tradeable price in the BIDS ATS. Price Determination and Price Improvement The BIDS ATS determines the trade price during the trading and invitation cycles as follows: 1. Calculate the two tradeable prices 2. Determine the candidate trade price (see below for “candidate trade price” discussion) 3. Validate the candidate trade price The BIDS ATS establishes the candidate trade price by determining the price at which two Firm orders or Conditionals can interact at that time. The candidate trade price is the price equal or closest to the NBBO midpoint that does not exceed the tradeable prices of the Firm orders, Conditionals, or AIOI involved. Once the candidate trade price is determined, the BIDS ATS then validates if this candidate trade price can be used at that time. To validate the candidate trade price, the BIDS ATS reviews for any restrictions, including regulatory restrictions, that would prevent a trade at that candidate trade price at that time. Pursuant to the validation process, the candidate trade price is unusable (and thus no trading/invitation will occur) if: 1. it is outside the current limit-up/limit-down (LULD) restriction – not applicable to AIOIs. 2. the sell Firm order, Conditional, or AIOI is a non-exempted short, a regulatory

- 11 - short sale restriction is in effect, and the candidate trade price is equal to the national best bid (NBB). 3. it is outside the current SIP NBBO, which can happen if the candidate trade price is calculated using the synthetic NBBO rather than the SIP NBBO. This check is not performed for an AIOI that can execute outside the NBBO. a. As discussed in Part III, Item 23 Market Data, the BIDS ATS uses a synthetic NBBO (so long as the data is available), but always validates the transaction price using the SIP NBBO. Effective Time for Prioritization A Firm order or Conditional in the BIDS ATS is assigned an effective time by the BIDS ATS when it is accepted in the BIDS ATS. The BIDS ATS updates this effective time to the time of any cancel-and-replace action if the action involves a material change to the Firm order or Conditional. Material changes causing a new time stamp include changes to any price, volume, and short sale terms. Changes in short sale terms refers to short sale restrictions imposed by regulators pursuant to applicable rules and regulations. All timestamps are assigned by the BIDS ATS matching engine, using the system time when the events take place. Delaying Cancellation of IOCs As discussed in Part III, Item 7, Traders can designate a TIF on Firm orders, Conditionals, and AIOIs, and Firm orders and firm AIOIs can be designated as immediate or cancel (“IOC”). Automated Firm orders often are designated as IOC, which is effective for automatching but not meaningful in invitation interactions because an IOC Firm order needs to rest in the order book for at least a very brief time period (at least 1 millisecond) to allow any invited contra Conditional time to respond. Without this time period, an IOC Firm order would be limited to interacting only with Firm orders. To facilitate interactions with Conditionals, instead of requiring automated Traders to change their implementations and give up using IOCs on Firm orders, an automated Trader may opt in and allow the BIDS ATS to delay canceling its IOC Firm orders for a duration specified by the Trader. BIDS does not restrict the duration of any delay specified by a Trader; however, the duration is typically tens to hundreds of milliseconds. By opting in for this delay, the IOC Firm order has the rest-on-book time for an invited contra-party to firm-up. The automated Trader may choose to apply such a delay only to firm-up IOCs in response to invitations, or to all its IOC Firm orders. BIDS Trader has no function allowing submission of IOCs or delayed IOCs. The option to delay cancellation is not available for firm AIOIs designated with an IOC TIF. Intra-firm Priority The BIDS ATS allows Subscribers to give priority to contra-parties from that Subscriber, subject to the BIDS ATS restrictions preventing wash trades. If enabled and the aggressive Firm order or Conditional is from such a Participant, then the passive Firm orders and Conditionals will be sorted in a way preferencing those from the same source: first by tradeable

- 12 - price, then those from the identified source over others, then by volume, then by effective time (i.e., price/source/volume/time priority). Intra-firm Priority can be set up for Firm orders or Conditionals sent to the general BIDS ATS, or for orders sent to a Hosted Pool. Hosted Pools Hosted Pools, discussed in Part III, Item 14, can be set up as a business arrangement with certain Subscribers and are only available to the Subscribers that set them up. Firm orders and Conditionals from this group of one or more Subscribers can be designated to belong to the Hosted Pool and only interact with Firm orders and Conditionals in the same pool. The matching and trading rules and logic in a Hosted Pool are the same as in the BIDS ATS. Subscriber Risk Management and Controls All Subscribers to the BIDS ATS are registered broker-dealers and are subject to the SEC’s Market Access Rule (Rule 15c3-5 under the Securities Exchange Act of 1934). The BIDS ATS provides Sponsors with tools and functionality that they may use to assist them in complying with these obligations. This includes providing administrative access to Sponsors to allow them to set and manage risk limits for their Sponsored Firms, as well as the ability to suspend sponsorship for specific or all customers or restrict certain types of trades (e.g., short sales). The BIDS ATS will not allow a trade by a Sponsored Firm if it would breach the limit imposed by the Sponsor. Upon request of a Sponsor, the BIDS ATS can configure email alerts to the Sponsor to be sent when risk limits or some high watermarks are exceeded by a Sponsored Firm. If a Firm order or Conditional from a BIDS Trader User exceeds the Sponsor’s risk limit, the BIDS Trader server facility will reduce the size of the Firm order or Conditional to within the permitted limit (so long as the amount is above any minimum volume requirements from the Trader). Treatment of Partially Traded Orders Pursuant to voluntary preference settings, a Trader may direct the BIDS ATS on how to handle any remaining volume that is below its minimum volume requirement but not down to an odd-lot. The remaining volume may be cancelled back, left in the BIDS ATS as an All-or-None order, or processed through the Overtime function. Where the remaining volume is an odd-lot: 1. For BIDS Trader Users, BIDS fills the remaining odd-lot volume automatically at the execution price by the BIDS Trader User. 2. For Sponsored Firms not using BIDS Trader, they can choose between having BIDS fill the odd-lot automatically as for Sponsored Firms using BIDS Trader, or have the BIDS ATS cancel back the odd-lot. 3. For Subscribers, their odd-lots are always cancelled back.

- 13 - Overtime Pursuant to voluntary preference settings, a BIDS Trader User may elect the Overtime function on Firm orders, on an order-by-order basis, upon receipt of an invitation and before firming up. If a BIDS Trader User executes a trade from a Firm order for which it has elected the Overtime function, and the quantity executed on the trade is less than the quantity on the Firm order (an “Overtime Trade”), then the remaining quantity (an “Overtime Order”) may execute against orders in the BIDS ATS in amounts less than the BIDS Trader User’s minimum volume. An Overtime Order retains the time stamp of the corresponding Overtime Trade, and it will remain in effect pursuant to voluntary preference settings for limit price, minimum volume, and time-in-force made by the BIDS Trader User in electing the Overtime function. Clean Up BIDS Trader Users also have the option of using “clean up” to work remaining volumes, which involves directing BIDS to route the remaining volume to a specified third party trading venue with which the BIDS ATS has connected. Self-crossing Rules The BIDS ATS prevents certain Firm orders or Conditionals from interacting with Firm orders and Conditionals submitted by the same Participant (“self-crossing”). For example, a Sponsored Firm is prevented from matching with itself as a counterparty. In addition, a Subscriber cannot interact with itself if either of the opposing Firm orders or Conditionals are entered with a principal capacity. At the request of a Participant, the BIDS ATS can also prevent a Participant from “self-crossing” with an affiliated Participant, by setting up an explicit block for the pair. The block may apply to all Firm orders and Conditionals of the affiliated Participant, or limited to a specific capacity (i.e., principal or agency). Execution Errors BIDS may, at the request of a Participant or on its own initiative, determine to review any transaction on the BIDS ATS to assess whether it was “clearly erroneous” (i.e., there is an obvious error in any term, such as price, quantity, or identification of the security or a technical issue is identified). If BIDS determines a transaction was clearly erroneous, it may cancel (bust) the cross trade or cancel one side of the cross trade and take over the . If BIDS cancels one side of thea cross trade and cover, it takes the contra side position of the order in a principal capacity and fills the trade on the BIDS ATS at the execution price of the cross trade. BIDS then covers that position in its error account as soon as is practicable. BIDS will cover the position by submitting via FIX Protocol an offsetting order to BOFA, BIDS’ clearing agent. Therefore, the trades to cover the position will both be executed and cleared by BOFA.

- 14 - Allocations The BIDS ATS does not perform any trade allocations.